1095 Avenue of the Americas New York, NY 10036-6797 Tel: +1 212 698 3500 Fax: +1 212 698 3599 www.dechert.com
LISA R. PRICE lisa.price@dechert.com +1 212 649 8795 Direct +1 212 698 0495 Fax

May 16, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)
File Nos. 33-17619 and 811-05349
Post-Effective Amendment No. 418

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 418 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Post-Effective Amendment No. 419 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering Institutional Shares of the Goldman Sachs Tactical Tilt Implementation Fund, a new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212-649-8795.

Sincerely,

/s/ Lisa R. Price
Lisa R. Price